UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             ---------------

                    Date of reporting period: December 31, 2016
                                             -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.7%

                  COMMERCIAL SERVICES & SUPPLIES - 0.6%
         148,890  Pitney Bowes, Inc. .................................................  $     2,261,639
          48,159  West Corp. .........................................................        1,192,417
                                                                                        ---------------
                                                                                              3,454,056
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 10.9%
           9,846  ADTRAN, Inc. .......................................................          220,058
          99,640  Brocade Communications Systems, Inc. ...............................        1,244,503
       1,630,719  Cisco Systems, Inc. ................................................       49,280,328
          37,359  Harris Corp. .......................................................        3,828,177
           5,974  InterDigital, Inc. .................................................          545,725
          84,714  Juniper Networks, Inc. .............................................        2,394,018
          52,014  Motorola Solutions, Inc. ...........................................        4,311,440
         596,028  Nokia Oyj, ADR .....................................................        2,866,895
           5,910  Plantronics, Inc. ..................................................          323,632
         427,117  Telefonaktiebolaget LM Ericsson, ADR ...............................        2,490,092
                                                                                        ---------------
                                                                                             67,504,868
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 15.4%
         314,704  AT&T, Inc. .........................................................       13,384,361
          19,341  ATN International, Inc. ............................................        1,549,794
         282,195  BCE, Inc. ..........................................................       12,202,112
          80,027  BT Group PLC, ADR ..................................................        1,843,022
         516,879  Centurylink, Inc. ..................................................       12,291,383
         138,313  Chunghwa Telecom Co., Ltd., ADR ....................................        4,363,775
          27,195  Cogent Communications Group, Inc. ..................................        1,124,513
         183,064  Consolidated Communications Holdings, Inc. .........................        4,915,268
       3,330,688  Frontier Communications Corp. ......................................       11,257,726
          14,455  Inteliquent, Inc. ..................................................          331,309
         116,565  KT Corp., ADR ......................................................        1,642,401
          29,904  Nippon Telegraph & Telephone Corp., ADR ............................        1,258,061
         121,525  Telekomunikasi Indonesia Persero Tbk PT, ADR .......................        3,543,669
         389,274  TELUS Corp. ........................................................       12,398,377
         243,627  Verizon Communications, Inc. .......................................       13,004,809
                                                                                        ---------------
                                                                                             95,110,580
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.5%
          20,656  CDW Corp. ..........................................................        1,075,971
         318,711  Corning, Inc. ......................................................        7,735,116
           4,437  SYNNEX Corp. .......................................................          536,966
                                                                                        ---------------
                                                                                              9,348,053
                                                                                        ---------------

                  HEALTH CARE TECHNOLOGY - 0.1%
          19,504  Computer Programs & Systems, Inc. ..................................          460,294
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.9%
         113,030  Garmin Ltd. ........................................................        5,480,825
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 0.9%
         266,350  EarthLink Holdings Corp. ...........................................        1,502,214
          13,235  j2 Global, Inc. ....................................................        1,082,623


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  INTERNET SOFTWARE & SERVICES (CONTINUED)
          14,162  NetEase, Inc., ADR .................................................  $     3,049,645
                                                                                        ---------------
                                                                                              5,634,482
                                                                                        ---------------

                  IT SERVICES - 9.6%
          29,030  Amdocs Ltd. ........................................................        1,690,998
           8,119  CSG Systems International, Inc. ....................................          392,960
          31,320  CSRA, Inc. .........................................................          997,229
           6,132  DST Systems, Inc. ..................................................          657,044
           4,851  Forrester Research, Inc. ...........................................          208,350
         153,268  Infosys Technologies Ltd., ADR .....................................        2,272,964
         299,765  International Business Machines Corp. ..............................       49,757,992
          57,651  Leidos Holdings, Inc. ..............................................        2,948,272
          10,184  Science Applications International Corp. ...........................          863,603
                                                                                        ---------------
                                                                                             59,789,412
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 27.1%
          91,010  Advanced Semiconductor Engineering, Inc. ...........................          458,690
         105,674  Analog Devices, Inc. ...............................................        7,674,046
         205,918  Applied Materials, Inc. ............................................        6,644,974
          11,283  ASML Holding N.V., ADR .............................................        1,265,953
          69,335  Broadcom Ltd. ......................................................       12,256,348
          25,975  Brooks Automation, Inc. ............................................          443,393
           3,421  Cabot Microelectronics Corp. .......................................          216,105
         193,558  Cypress Semiconductor Corp. ........................................        2,214,303
       1,401,385  Intel Corp. ........................................................       50,828,234
          28,263  LAM Research Corp. .................................................        2,988,247
         131,426  Marvell Technology Group, Ltd. .....................................        1,822,879
         136,073  Maxim Integrated Products, Inc. ....................................        5,248,336
          71,934  Microchip Technology, Inc. .........................................        4,614,566
           9,711  MKS Instruments, Inc. ..............................................          576,833
           6,084  Monolithic Power Systems, Inc. .....................................          498,462
          41,239  NVIDIA Corp. .......................................................        4,401,851
           3,386  Power Integrations, Inc. ...........................................          229,740
         356,878  QUALCOMM, Inc. .....................................................       23,268,446
           7,051  Silicon Motion Technology Corp., ADR ...............................          299,526
          39,306  Skyworks Solutions, Inc. ...........................................        2,934,586
         520,382  Taiwan Semiconductor Manufacturing Co., Ltd., ADR ..................       14,960,982
          30,377  Teradyne, Inc. .....................................................          771,576
          15,052  Tessera Holding Corp. ..............................................          665,298
         236,358  Texas Instruments, Inc. ............................................       17,247,043
          91,826  Xilinx, Inc. .......................................................        5,543,536
                                                                                        ---------------
                                                                                            168,073,953
                                                                                        ---------------

                  SOFTWARE - 14.7%
           5,578  Blackbaud, Inc. ....................................................          356,992
         202,503  CA, Inc. ...........................................................        6,433,520
          21,457  CDK Global, Inc. ...................................................        1,280,768
           2,502  Ebix, Inc. .........................................................          142,739
          42,935  Intuit, Inc. .......................................................        4,920,780


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SOFTWARE (CONTINUED)
          10,108  Mentor Graphics Corp. ..............................................  $       372,884
         806,969  Microsoft Corp. ....................................................       50,145,054
          14,004  Monotype Imaging Holdings, Inc. ....................................          277,980
           5,790  NICE Ltd., ADR .....................................................          398,121
          25,220  Open Text Corp. ....................................................        1,558,848
         604,978  Oracle Corp. .......................................................       23,261,404
          10,263  SAP SE, ADR ........................................................          887,031
          25,912  SS&C Technologies Holdings, Inc. ...................................          741,083
                                                                                        ---------------
                                                                                             90,777,204
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 13.4%
         439,994  Apple, Inc. ........................................................       50,960,105
          16,150  Canon, Inc., ADR ...................................................          454,461
          58,124  Diebold Nixdorf, Inc., ADR .........................................        1,461,819
         236,107  Hewlett Packard Enterprise Co. .....................................        5,463,516
          58,311  Logitech International S.A. ........................................        1,444,363
          86,500  NetApp, Inc. .......................................................        3,050,855
         283,847  Seagate Technology PLC .............................................       10,834,440
         137,543  Western Digital Corp. ..............................................        9,346,047
                                                                                        ---------------
                                                                                             83,015,606
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 4.6%
          45,906  NTT DoCoMo, Inc., ADR ..............................................        1,044,362
         314,947  Rogers Communications, Inc. ........................................       12,150,655
          27,899  Shenandoah Telecommunications Co. ..................................          761,643
         242,227  SK Telecom Co., Ltd., ADR ..........................................        5,062,544
         148,737  Telephone & Data Systems, Inc. .....................................        4,294,037
         138,726  TIM Participacoes S.A., ADR ........................................        1,636,967
         930,434  VimpelCom Ltd., ADR ................................................        3,582,171
                                                                                        ---------------
                                                                                             28,532,379
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.7% ..........................................      617,181,712
                  (Cost $568,581,961) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.3% ............................        1,967,905
                                                                                        ---------------

                  NET ASSETS - 100.0% ................................................  $   619,149,617
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $67,732,897 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,133,146.

ADR   American Depositary Receipt



                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   617,181,712  $ 617,181,712  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)


     SHARES
      UNITS                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS - 20.4%

                  OIL, GAS & CONSUMABLE FUELS - 20.4%
         121,357  Antero Midstream Partners, L.P. ....................................  $     3,747,504
         360,363  Black Stone Minerals, L.P. .........................................        6,767,617
         148,188  Boardwalk Pipeline Partners, L.P. ..................................        2,572,544
         125,882  Buckeye Partners, L.P. .............................................        8,328,353
         239,110  Cheniere Energy Partners, L.P. .....................................        6,891,150
         415,882  Delek Logistics Partners, L.P. .....................................       11,873,431
         122,034  Dominion Midstream Partners, L.P. ..................................        3,606,105
         420,550  Enbridge Energy Partners, L.P. .....................................       10,715,614
         265,954  Enterprise Products Partners, L.P. .................................        7,191,396
          44,625  EQT Midstream Partners, L.P. .......................................        3,421,845
         244,484  Genesis Energy, L.P. ...............................................        8,806,314
         257,699  Holly Energy Partners, L.P. ........................................        8,261,830
          76,300  Magellan Midstream Partners, L.P. ..................................        5,770,569
       1,073,720  Martin Midstream Partners, L.P. ....................................       19,702,762
         213,472  NuStar Energy, L.P. ................................................       10,630,906
         108,388  Phillips 66 Partners, L.P. .........................................        5,271,992
         141,732  Shell Midstream Partners, L.P. .....................................        4,122,984
         118,050  Spectra Energy Partners, L.P. ......................................        5,411,412
         149,591  Tallgrass Energy Partners, L.P. ....................................        7,098,093
         144,525  TC PipeLines, L.P. .................................................        8,503,851
         118,329  Tesoro Logistics, L.P. .............................................        6,012,296
         180,914  TransMontaigne Partners, L.P. ......................................        8,009,063
          68,159  Valero Energy Partners, L.P. .......................................        3,017,399
         363,835  Viper Energy Partners, L.P. ........................................        5,854,105
                                                                                        ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS ..................................      171,589,135
                  (Cost $159,704,283)                                                   ---------------

                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES - 19.3%

                  BANKS - 11.3%
         246,067  Bank of America Corp., Series D .............    6.20%        (a)           6,173,821
         263,212  Citigroup Capital XIII (b)...................    7.26%     10/30/40         6,796,134
         238,030  Citigroup, Inc., Series L ...................    6.88%        (a)           6,231,625
         285,309  GMAC Capital Trust I, Series 2 (b)...........    6.69%     02/15/40         7,246,849
         292,230  HSBC Holdings PLC ...........................    8.13%        (a)           7,583,368
         301,219  HSBC Holdings PLC, Series 2 .................    8.00%        (a)           7,771,450
         273,196  ING Groep N.V. ..............................    7.20%        (a)           6,988,354
         226,474  JPMorgan Chase & Co., Series T...............    6.70%        (a)           6,098,945
         224,868  JPMorgan Chase & Co., Series W...............    6.30%        (a)           5,837,573
         222,975  JPMorgan Chase & Co., Series Y ..............    6.13%        (a)           5,652,416
         249,362  Merrill Lynch Capital Trust I, Series K (c)..    6.45%     12/15/66         6,261,480
         266,708  Merrill Lynch Capital Trust III (c)..........    7.38%     09/15/67         6,857,063
         308,473  National Westminster Bank PLC, Series C .....    7.76%        (a)           7,906,163
         280,456  Wells Fargo & Co., Series J .................    8.00%        (a)           7,412,452
                                                                                        ---------------
                                                                                             94,817,693
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES - 19.3%

                  CAPITAL MARKETS - 1.4%
         235,428  Goldman Sachs Group, Inc., Series B .........    6.20%       (a)      $     5,986,934
         221,643  Morgan Stanley, Series E (c).................    7.13%       (a)            6,234,817
                                                                                        ---------------
                                                                                            12,221,751
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.8%
         268,487  Countrywide Capital V .......................    7.00%    11/01/36          6,835,679
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
         290,639  Qwest Corp. .................................    7.50%    09/15/51          7,280,507
         272,131  Qwest Corp. .................................    7.00%    07/01/52          6,678,095
                                                                                        ---------------
                                                                                            13,958,602
                                                                                        ---------------

                  INSURANCE - 0.9%
         287,894  Aegon N.V. ..................................    8.00%    02/15/42          7,499,639
                                                                                        ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 0.8%
         258,054  Realty Income Corp., Series F ...............    6.63%       (a)            6,490,058
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 2.4%
         272,186  Telephone & Data Systems, Inc. ..............    7.00%    03/15/60          6,823,703
         280,211  United States Cellular Corp. ................    7.25%    12/01/63          7,120,162
         264,874  United States Cellular Corp. ................    6.95%    05/15/60          6,619,201
                                                                                        ---------------
                                                                                             20,563,066
                                                                                        ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES .................................      162,386,488
                  (Cost $168,618,902)                                                   ---------------

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 20.0%

                  AUTOMOBILES - 1.0%
         360,952  Ford Motor Co. .....................................................        4,378,348
         116,119  General Motors Co. .................................................        4,045,586
                                                                                        ---------------
                                                                                              8,423,934
                                                                                        ---------------

                  BANKS - 3.1%
         203,018  F.N.B. Corp. .......................................................        3,254,379
         171,882  Old National Bancorp ...............................................        3,119,658
         188,240  People's United Financial, Inc. ....................................        3,644,327
          83,282  Trustmark Corp. ....................................................        2,969,003
         199,099  Umpqua Holdings Corp. ..............................................        3,739,079
          64,085  United Bankshares, Inc. ............................................        2,963,931
         332,398  Valley National Bancorp ............................................        3,869,113
          52,383  Wells Fargo & Co. ..................................................        2,886,827
                                                                                        ---------------
                                                                                             26,446,317
                                                                                        ---------------

                  CAPITAL MARKETS - 0.7%
         113,805  Federated Investors, Inc., Class B .................................        3,218,405
          38,133  T. Rowe Price Group, Inc. ..........................................        2,869,890
                                                                                        ---------------
                                                                                              6,088,295
                                                                                        ---------------


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  CONTAINERS & PACKAGING - 0.4%
          67,764  International Paper Co. ............................................  $     3,595,558
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
          79,975  Verizon Communications, Inc. .......................................        4,269,065
                                                                                        ---------------

                  ELECTRIC UTILITIES - 5.0%
          46,037  ALLETE, Inc. .......................................................        2,955,115
          49,418  American Electric Power Co., Inc. ..................................        3,111,357
          47,650  Duke Energy Corp. ..................................................        3,698,593
          56,715  Entergy Corp. ......................................................        4,166,851
          95,785  Exelon Corp. .......................................................        3,399,410
         113,366  FirstEnergy Corp. ..................................................        3,510,945
         118,173  Great Plains Energy, Inc. ..........................................        3,232,032
         115,278  Hawaiian Electric Industries, Inc. .................................        3,812,243
          96,944  OGE Energy Corp. ...................................................        3,242,777
          37,971  Pinnacle West Capital Corp. ........................................        2,962,877
         111,557  PPL Corp. ..........................................................        3,798,516
          77,138  Southern (The) Co. .................................................        3,794,418
                                                                                        ---------------
                                                                                             41,685,134
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 0.7%
          45,010  Eaton Corp. PLC ....................................................        3,019,721
          56,108  Emerson Electric Co. ...............................................        3,128,021
                                                                                        ---------------
                                                                                              6,147,742
                                                                                        ---------------

                  GAS UTILITIES - 0.4%
          91,079  South Jersey Industries, Inc. ......................................        3,068,451
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 1.1%
          16,926  Cracker Barrel Old Country Store, Inc. .............................        2,826,304
          37,706  Darden Restaurants, Inc. ...........................................        2,741,980
          47,020  DineEquity, Inc. ...................................................        3,620,540
                                                                                        ---------------
                                                                                              9,188,824
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.4%
         132,534  MDC Holdings, Inc. .................................................        3,400,822
                                                                                        ---------------

                  INSURANCE - 0.5%
         209,569  Old Republic International Corp. ...................................        3,981,811
                                                                                        ---------------

                  IT SERVICES - 0.4%
          18,294  International Business Machines Corp. ..............................        3,036,621
                                                                                        ---------------

                  MEDIA - 0.8%
          65,132  Meredith Corp. .....................................................        3,852,558
         150,840  Regal Entertainment Group, Class A .................................        3,107,304
                                                                                        ---------------
                                                                                              6,959,862
                                                                                        ---------------

                  METALS & MINING - 0.4%
          41,614  Compass Minerals International, Inc. ...............................        3,260,457
                                                                                        ---------------

                  MULTI-UTILITIES - 2.2%
          58,525  Ameren Corp. .......................................................        3,070,221


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MULTI-UTILITIES (CONTINUED)
          68,438  Avista Corp. .......................................................  $     2,736,836
          42,628  Consolidated Edison, Inc. ..........................................        3,140,831
          42,108  Dominion Resources, Inc. ...........................................        3,225,052
          51,802  NorthWestern Corp. .................................................        2,945,980
          78,721  Public Service Enterprise Group, Inc. ..............................        3,454,277
                                                                                        ---------------
                                                                                             18,573,197
                                                                                        ---------------

                  MULTILINE RETAIL - 0.3%
          36,279  Target Corp. .......................................................        2,620,432
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.1%
          19,999  Cheniere Energy Partners LP Holdings LLC ...........................          447,378
                                                                                        ---------------

                  PHARMACEUTICALS - 0.4%
          97,800  Pfizer, Inc. .......................................................        3,176,544
                                                                                        ---------------

                  SOFTWARE - 0.3%
          86,836  CA, Inc. ...........................................................        2,758,780
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 0.5%
         279,756  New York Community Bancorp, Inc. ...................................        4,450,918
                                                                                        ---------------

                  TOBACCO - 0.8%
          46,062  Altria Group, Inc. .................................................        3,114,712
          60,018  Universal Corp. ....................................................        3,826,148
                                                                                        ---------------
                                                                                              6,940,860
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................      168,521,002
                  (Cost $155,386,239)                                                   ---------------


REAL ESTATE INVESTMENT TRUSTS - 19.8%

                  DIVERSIFIED REITS - 1.8%
         633,810  Lexington Realty Trust .............................................        6,845,148
         115,602  Liberty Property Trust .............................................        4,566,279
         127,274  Washington Real Estate Investment Trust ............................        4,160,587
                                                                                        ---------------
                                                                                             15,572,014
                                                                                        ---------------

                  HEALTH CARE REITS - 2.8%
          92,324  LTC Properties, Inc. ...............................................        4,337,382
         524,938  Medical Properties Trust, Inc. .....................................        6,456,737
          64,180  National Health Investors, Inc. ....................................        4,760,231
         243,921  Omega Healthcare Investors, Inc. ...................................        7,624,970
                                                                                        ---------------
                                                                                             23,179,320
                                                                                        ---------------

                  HOTEL & RESORT REITS - 3.1%
         301,256  Chesapeake Lodging Trust ...........................................        7,790,480
         280,756  Host Hotels & Resorts, Inc. ........................................        5,289,443
         284,686  RLJ Lodging Trust ..................................................        6,971,960


                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  HOTEL & RESORT REITS (CONTINUED)
          96,276  Ryman Hospitality Properties, Inc. .................................  $     6,066,351
                                                                                        ---------------
                                                                                             26,118,234
                                                                                        ---------------

                  MORTGAGE REITS - 8.4%
         823,831  Annaly Capital Management, Inc. ....................................        8,213,595
         264,589  Blackstone Mortgage Trust, Inc., Class A ...........................        7,956,191
         702,289  Chimera Investment Corp. ...........................................       11,952,959
       1,430,692  CYS Investments, Inc. ..............................................       11,059,249
         699,169  Invesco Mortgage Capital Inc .......................................       10,207,867
       1,356,352  MFA Financial, Inc. ................................................       10,348,966
       1,278,701  Two Harbors Investment Corp. .......................................       11,150,273
                                                                                        ---------------
                                                                                             70,889,100
                                                                                        ---------------

                  OFFICE REITS - 1.0%
         504,615  Cousins Properties Inc .............................................        4,294,274
         202,402  Piedmont Office Realty Trust, Inc. .................................        4,232,226
                                                                                        ---------------
                                                                                              8,526,500
                                                                                        ---------------

                  RETAIL REITS - 0.5%
         108,541  Weingarten Realty Investors ........................................        3,884,682
                                                                                        ---------------

                  SPECIALIZED REITS - 2.2%
         109,806  DuPont Fabros Technology, Inc. .....................................        4,823,778
          72,924  EPR Properties .....................................................        5,233,755
          67,976  Lamar Advertising Co., Class A .....................................        4,570,706
         130,241  Weyerhaeuser Co. ...................................................        3,918,952
                                                                                        ---------------
                                                                                             18,547,191
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................      166,717,041
                  (Cost $160,332,229)                                                   ---------------

EXCHANGE-TRADED FUNDS - 19.5%

                  CAPITAL MARKETS - 19.5%
       3,411,521  First Trust Tactical High Yield ETF* ...............................      164,537,658
                  (Cost $167,623,058)                                                   ---------------

                  TOTAL INVESTMENTS - 99.0% ..........................................      833,751,324
                  (Cost $811,664,711) (d)

                  NET OTHER ASSETS AND LIABILITIES - 1.0% ............................        8,579,183
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   842,330,507
                                                                                        ===============


* Represents investment in affiliated fund

------------------

(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at December 31, 2016.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.



                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $37,518,789 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,432,176.


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Master Limited Partnerships**.................  $   171,589,135  $ 171,589,135  $            --  $           --
$25 Par Preferred Securities**................      162,386,488    162,386,488               --              --
Common Stocks**...............................      168,521,002    168,521,002               --              --
Real Estate Investment Trusts**...............      166,717,041    166,717,041               --              --
Exchange-Traded Funds**.......................      164,537,658    164,537,658               --              --
                                                ---------------  -------------  ---------------  --------------

Total Investments**.............................$.  833,751,324  $ 833,751,324  $            --  $           --
                                                ===============  =============  ===============  ==============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 40.5%

                  AIR FREIGHT & LOGISTICS - 0.4%
           1,579  bpost S.A. .........................................................  $        37,398
                                                                                        ---------------

                  AUTO COMPONENTS - 0.3%
          16,532  Cheng Shin Rubber Industry Co., Ltd. ...............................           31,188
                                                                                        ---------------

                  AUTOMOBILES - 0.8%
             433  Bayerische Motoren Werke AG (Preference Shares) ....................           33,136
             502  Daimler AG .........................................................           37,371
                                                                                        ---------------
                                                                                                 70,507
                                                                                        ---------------

                  BANKS - 6.8%
          83,426  Agricultural Bank of China Ltd., Class H ...........................           34,212
          10,000  Aozora Bank Ltd. ...................................................           35,337
         595,641  Banco Santander Chile ..............................................           32,904
          76,400  Bank of China Ltd., Class H ........................................           33,892
          40,732  Bank of Communications Co., Ltd., Class H ..........................           29,468
             400  Canadian Imperial Bank of Commerce .................................           32,640
          44,860  China Construction Bank Corp., Class H .............................           34,537
          78,000  China Everbright Bank Co., Ltd. ....................................           35,507
             657  Commonwealth Bank of Australia .....................................           39,072
          69,513  First Financial Holding Co., Ltd. ..................................           37,098
          55,950  Industrial & Commercial Bank of China Ltd., Class H ................           33,550
           1,386  Komercni Banka AS ..................................................           47,783
             800  Laurentian Bank of Canada ..........................................           34,398
          64,896  Mega Financial Holding Co., Ltd. ...................................           46,312
             812  National Bank of Canada ............................................           32,978
         105,511  SinoPac Financial Holdings Co., Ltd. ...............................           29,726
           1,463  Swedbank AB, Class A ...............................................           35,376
                                                                                        ---------------
                                                                                                604,790
                                                                                        ---------------

                  CAPITAL MARKETS - 0.9%
           1,846  CI Financial Corp. .................................................           39,693
           1,441  IGM Financial, Inc. ................................................           40,998
                                                                                        ---------------
                                                                                                 80,691
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 0.4%
          13,567  Sercomm Corp. ......................................................           32,456
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 0.8%
          22,189  Chailease Holding Co., Ltd. ........................................           37,935
          19,193  Fubon Financial Holding Co., Ltd. ..................................           30,372
                                                                                        ---------------
                                                                                                 68,307
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
          11,400  Singapore Telecommunications Ltd. ..................................           28,733
              76  Swisscom AG ........................................................           34,041
                                                                                        ---------------
                                                                                                 62,774
                                                                                        ---------------

                  ELECTRIC UTILITIES - 9.9%
          66,491  AusNet Services ....................................................           75,813
             987  BKW AG .............................................................           47,736


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ELECTRIC UTILITIES (CONTINUED)
           6,809  CEZ A.S. ...........................................................  $       114,056
          21,079  Contact Energy Ltd. ................................................           68,239
          33,653  Engie Energia Chile S.A. ...........................................           53,258
           1,631  Emera, Inc. ........................................................           55,138
           2,661  Endesa S.A. ........................................................           56,372
          74,603  Genesis Energy Ltd. ................................................          108,836
           2,030  Korea Electric Power Corp. .........................................           74,037
           5,057  Power Assets Holdings Ltd. .........................................           44,574
           2,462  Red Electrica Corp., S.A. ..........................................           46,455
          46,059  Spark Infrastructure Group .........................................           79,108
          13,247  Terna Rete Elettrica Nazionale S.p.A ...............................           60,686
                                                                                        ---------------
                                                                                                884,308
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
          34,956  WPG Holdings Ltd. ..................................................           41,215
                                                                                        ---------------

                  GAS UTILITIES - 0.6%
           2,122  Enagas S.A. ........................................................           53,889
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.5%
          69,578  AmTRAN Technology Co., Ltd. ........................................           47,819
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 2.7%
         358,236  AES Gener S.A. .....................................................          128,363
           7,088  Algonquin Power & Utilities Corp. ..................................           60,129
          37,400  Ratchaburi Electricity Generating Holding PCL ......................           52,219
                                                                                        ---------------
                                                                                                240,711
                                                                                        ---------------

                  INSURANCE - 3.3%
             216  Allianz SE .........................................................           35,697
          22,139  Cathay Financial Holding Co., Ltd. .................................           33,110
             171  Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ..........           32,337
           1,343  Power Corp. of Canada ..............................................           30,058
           1,293  Power Financial Corp. ..............................................           32,319
             776  Sampo OYJ, Class A .................................................           34,790
             363  Swiss Re AG ........................................................           34,400
             966  Talanx AG ..........................................................           32,306
           1,707  Tryg A.S. ..........................................................           30,865
                                                                                        ---------------
                                                                                                295,882
                                                                                        ---------------

                  MULTI-UTILITIES - 4.6%
          55,176  DUET Group .........................................................          109,101
           7,903  Engie S.A. .........................................................          100,827
           4,576  National Grid PLC ..................................................           53,665
          22,592  Redes Energeticas Nacionais SGPS S.A. ..............................           64,163
         237,700  YTL Corp. Bhd ......................................................           82,130
                                                                                        ---------------
                                                                                                409,886
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 1.4%
          38,900  Bangchak Petroleum (The) PCL .......................................           36,390


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
          20,876  Snam S.p.A. ........................................................  $        86,011
                                                                                        ---------------
                                                                                                122,401
                                                                                        ---------------

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
         175,200  Land and Houses PCL ................................................           47,946
          73,600  Pruksa Real Estate PCL .............................................           46,243
       1,266,600  Sansiri PCL ........................................................           58,713
           3,000  Swire Pacific Ltd., Class A ........................................           28,648
           2,410  TAG Immobilien AG ..................................................           31,863
         205,200  Yuexiu Property Co., Ltd. ..........................................           28,050
                                                                                        ---------------
                                                                                                241,463
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
          90,873  United Microelectronics Corp. ......................................           32,143
                                                                                        ---------------

                  SPECIALTY RETAIL - 0.4%
          13,666  Automotive Holdings Group Ltd. .....................................           38,955
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
           4,369  ASUSTeK Computer, Inc. .............................................           35,924
          74,801  Compal Electronics, Inc. ...........................................           42,821
                                                                                        ---------------
                                                                                                 78,745
                                                                                        ---------------

                  WATER UTILITIES - 1.3%
          97,167  Aguas Andinas S.A., Class A ........................................           50,760
         220,700  TTW PCL ............................................................           65,944
                                                                                        ---------------
                                                                                                116,704
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.3%
             154  SK Telecom Co., Ltd. ...............................................           28,561
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        3,620,793
                  (Cost $3,747,664)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 19.8%

                  DIVERSIFIED REITS - 8.5%
          11,777  Artis Real Estate Investment Trust .................................          111,397
          19,221  Charter Hall Group .................................................           65,748
          10,656  Cominar Real Estate Investment Trust ...............................          116,826
          39,919  Fibra Uno Administracion S.A. de C.V. ..............................           61,006
             770  Fonciere Des Regions ...............................................           67,226
          15,480  GPT (The) Group ....................................................           56,191
         116,400  Mapletree Greater China Commercial Trust ...........................           76,359
          19,432  Stockland ..........................................................           64,226
          57,300  Suntec Real Estate Investment Trust ................................           65,287
         139,000  Yuexiu Real Estate Investment Trust ................................           73,314
                                                                                        ---------------
                                                                                                757,580
                                                                                        ---------------

                  INDUSTRIAL REITS - 2.4%
          44,000  Ascendas Real Estate Investment Trust ..............................           68,971
          64,400  Mapletree Industrial Trust .........................................           73,154
         112,900  Mapletree Logistics Trust ..........................................           79,521
                                                                                        ---------------
                                                                                                221,646
                                                                                        ---------------


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  OFFICE REITS - 3.2%
          58,000  CapitaLand Commercial Trust Ltd. ...................................  $        59,275
         150,356  Cromwell Property Group ............................................          106,877
              85  Ichigo Office Investment REIT ......................................           55,273
          90,900  Keppel REIT ........................................................           64,025
                                                                                        ---------------
                                                                                                285,450
                                                                                        ---------------

                  RETAIL REITS - 5.7%
          29,489  BWP Trust ..........................................................           63,629
          44,300  CapitaLand Mall Trust ..............................................           57,664
          24,184  Charter Hall Retail REIT ...........................................           73,824
           1,599  Eurocommercial Properties N.V. .....................................           61,579
           3,044  RioCan Real Estate Investment Trust ................................           60,374
          39,888  Shopping Centres Australasia Property Group ........................           63,615
           2,396  Smart Real Estate Investment Trust .................................           57,623
          32,061  Vicinity Centres ...................................................           69,179
                                                                                        ---------------
                                                                                                507,487
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................        1,772,163
                  (Cost $1,938,428)                                                     ---------------

                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES - 13.6%

                  BANKS - 9.5%
           5,158  Bank of Montreal (a).........................   4.00%        (b)               77,717
           3,276  Bank of Nova Scotia (The) (a)................   5.50%        (b)               65,854
             797  National Australia Bank Ltd. (a).............   5.29%        (b)               57,947
           3,181  National Bank of Canada (a)..................   5.60%        (b)               62,665
           5,374  Royal Bank of Canada, Series AZ (a)..........   4.00%        (b)               78,369
           5,267  Royal Bank of Canada, Series BB (a)..........   3.90%        (b)               77,123
           4,065  Royal Bank of Canada, Series BD (a)..........   3.60%        (b)               65,184
           3,607  Royal Bank of Canada, Series BK (a)..........   5.50%        (b)               72,320
           5,278  Toronto-Dominion Bank (The) (a)..............   3.90%        (b)               78,149
           5,253  Toronto-Dominion Bank (The) (a)..............   3.80%        (b)               76,175
           5,161  Toronto-Dominion Bank (The) (a)..............   3.75%        (b)               74,495
           3,010  Toronto-Dominion Bank (The) (a)..............   5.50%        (b)               60,866
                                                                                        ---------------
                                                                                                846,864
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
           9,675  BCE, Inc., Series AK (a).....................   2.95%        (b)              109,890
                                                                                        ---------------

                  ELECTRIC UTILITIES - 0.9%
           5,271  Fortis, Inc., Series M (a)...................   4.10%        (b)               80,283
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.0%
           7,297  Enbridge, Inc. (a)...........................   4.00%        (b)               94,021
           5,890  TransCanada Corp. (a)........................   4.00%        (b)               82,692
                                                                                        ---------------
                                                                                                176,713
                                                                                        ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES .................................        1,213,750
                  (Cost $1,260,239)                                                     ---------------


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$100 PAR PREFERRED SECURITIES - 3.8%

                  BANKS - 3.8%
             839  Australia & New Zealand Banking Group
                      Ltd., Series CAP2 (c)....................   5.21%        (b)      $        60,425
             720  Australia & New Zealand Banking Group
                      Ltd., Series CPS3 (c)....................   5.03%        (b)               53,180
             795  Commonwealth Bank of Australia, Series VI
                      (c)......................................   5.58%        (b)               59,115
             799  Commonwealth Bank of Australia, Series
                      VII (c)..................................   4.58%        (b)               55,181
             745  National Australia Bank Ltd., Series CPS
                      (c)......................................   4.99%        (b)               54,569
             789  National Australia Bank Ltd., Series CPS2
                     (c).......................................   5.04%        (b)               56,768
                                                                                         ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES ................................           339,238
                  (Cost $337,777)                                                        ---------------

OTHER PREFERRED SECURITIES - 2.1%

                  BANKS - 2.1%
          53,973  Lloyds Banking Group PLC ....................   9.25%        (b)                93,622
          57,839  National Westminster Bank PLC, Series A......   9.00%        (b)                96,407
                                                                                         ---------------
                  TOTAL OTHER PREFERRED SECURITIES ...................................           190,029
                  (Cost $221,286)                                                        ---------------

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 20.0%

                  CAPITAL MARKETS - 20.0%
          63,061  PowerShares Emerging Markets Sovereign Debt Portfolio ..............        1,782,104
                  (Cost $1,763,810)                                                     ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................        8,918,077
                  (Cost $9,269,204) (d)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................           13,569
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     8,931,646
                                                                                        ===============

-----------------------------

(a) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2016. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)   Perpetual maturity.

(c) Floating rate security. The interest rate shown reflects the rate in effect at December 31, 2016.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $171,064 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $522,191.


                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     3,620,793  $   3,620,793  $            --  $           --
Real Estate Investment Trusts*................        1,772,163      1,772,163               --              --
$25 Par Preferred Securities*.................        1,213,750      1,213,750               --              --
$100 Par Preferred Securities*................          339,238        339,238               --              --
Other Preferred Securities*...................          190,029        190,029               --              --
Exchange-Traded Funds*........................        1,782,104      1,782,104               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     8,918,077  $   8,918,077  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2016, the Fund transferred investments valued at $3,331,123 from Level 2 to Level 1 of the fair value hierarchy. The investments that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices at December 31, 2016. Previously, these investments were fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on September 30, 2016, exceeding a certain threshold.


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 98.8%

                  AEROSPACE & DEFENSE - 2.1%
             958  Boeing (The) Co. ...................................................  $       149,141
           4,148  DigitalGlobe, Inc. (a)..............................................          118,840
           3,003  Huntington Ingalls Industries, Inc. (b).............................          553,123
           2,813  Spirit AeroSystems Holdings, Inc., Class A .........................          164,139
                                                                                        ---------------
                                                                                                985,243
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 2.2%
           9,096  United Parcel Service, Inc., Class B (b)............................        1,042,765
                                                                                        ---------------

                  AIRLINES - 4.8%
           2,117  Allegiant Travel Co. ...............................................          352,269
          10,987  Delta Air Lines, Inc. ..............................................          540,450
          11,648  Hawaiian Holdings, Inc. (a).........................................          663,936
          25,012  JetBlue Airways Corp. (a)...........................................          560,769
           2,109  Spirit Airlines, Inc. (a)...........................................          122,027
                                                                                        ---------------
                                                                                              2,239,451
                                                                                        ---------------

                  AUTO COMPONENTS - 3.8%
          14,169  Cooper Tire & Rubber Co. ...........................................          550,466
           7,486  Gentex Corp. .......................................................          147,399
           8,060  Lear Corp. (b)......................................................        1,066,902
                                                                                        ---------------
                                                                                              1,764,767
                                                                                        ---------------

                  AUTOMOBILES - 0.6%
           2,805  Thor Industries, Inc. ..............................................          280,640
                                                                                        ---------------

                  BANKS - 2.5%
          17,232  CIT Group, Inc. ....................................................          735,462
           7,280  Citigroup, Inc. ....................................................          432,650
                                                                                        ---------------
                                                                                              1,168,112
                                                                                        ---------------

                  BIOTECHNOLOGY - 4.4%
           4,011  Amgen, Inc. (b).....................................................          586,448
          14,763  Gilead Sciences, Inc. (b)...........................................        1,057,178
           2,597  United Therapeutics Corp. (a).......................................          372,488
                                                                                        ---------------
                                                                                              2,016,114
                                                                                        ---------------

                  CAPITAL MARKETS - 4.1%
           3,068  Artisan Partners Asset Management, Inc., Class A....................           91,273
          30,936  BGC Partners, Inc., Class A ........................................          316,475
           2,447  Goldman Sachs Group (The), Inc. ....................................          585,934
          10,993  Thomson Reuters Corp. ..............................................          481,274
          22,004  Waddell & Reed Financial, Inc., Class A ............................          429,298
                                                                                        ---------------
                                                                                              1,904,254
                                                                                        ---------------

                  CHEMICALS - 2.8%
          10,910  Dow Chemical (The) Co. (b)..........................................          624,270
           1,211  Stepan Co. .........................................................           98,672
           9,659  Trinseo S.A. .......................................................          572,779
                                                                                        ---------------
                                                                                              1,295,721
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  COMMERCIAL SERVICES & SUPPLIES - 2.4%
           4,647  Deluxe Corp. .......................................................  $       332,772
           2,759  Herman Miller, Inc. ................................................           94,358
           4,697  UniFirst Corp. .....................................................          674,724
                                                                                        ---------------
                                                                                              1,101,854
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 3.4%
          40,449  Cisco Systems, Inc. (b).............................................        1,222,369
           4,090  InterDigital, Inc. .................................................          373,621
                                                                                        ---------------
                                                                                              1,595,990
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 0.7%
           4,370  EMCOR Group, Inc. ..................................................          309,221
                                                                                        ---------------

                  CONSUMER FINANCE - 1.8%
          11,127  American Express Co. ...............................................          824,288
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 2.4%
          11,825  Packaging Corp. of America .........................................        1,002,997
           1,709  Sonoco Products Co. ................................................           90,064
                                                                                        ---------------
                                                                                              1,093,061
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 1.9%
           1,758  Graham Holdings Co., Class B .......................................          900,008
                                                                                        ---------------

                  ELECTRIC UTILITIES - 3.4%
          41,375  Hawaiian Electric Industries, Inc. .................................        1,368,271
           1,655  NextEra Energy, Inc. ...............................................          197,707
                                                                                        ---------------
                                                                                              1,565,978
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
           1,155  Tech Data Corp. (a).................................................           97,805
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 3.2%
           2,262  Dril-Quip, Inc. (a).................................................          135,833
          53,954  Noble Corp. PLC ....................................................          319,407
          13,637  Oceaneering International, Inc. ....................................          384,700
          33,884  Rowan Cos., PLC, Class A (a) .......................................          640,069
                                                                                        ---------------
                                                                                              1,480,009
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 4.9%
           2,573  Casey's General Stores, Inc. .......................................          305,878
           9,313  CVS Health Corp. ...................................................          734,889
          17,792  Wal-Mart Stores, Inc. (b)...........................................        1,229,783
                                                                                        ---------------
                                                                                              2,270,550
                                                                                        ---------------

                  FOOD PRODUCTS - 3.6%
          17,839  Dean Foods Co. .....................................................          388,533
          15,339  Pilgrim's Pride Corp. ..............................................          291,288
           1,226  Post Holdings, Inc. (a).............................................           98,558
           9,501  Sanderson Farms, Inc. ..............................................          895,374
                                                                                        ---------------
                                                                                              1,673,753
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  GAS UTILITIES - 3.4%
           5,360  Southwest Gas Holdings, Inc. .......................................  $       410,683
          25,783  UGI Corp. ..........................................................        1,188,081
                                                                                        ---------------
                                                                                              1,598,764
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 4.7%
           2,783  Envision Healthcare Corp. (a).......................................          176,136
           4,233  Express Scripts Holding Co. (a) (b).................................          291,188
           5,680  UnitedHealth Group, Inc. (b)........................................          909,027
           5,988  WellCare Health Plans, Inc. (a).....................................          820,835
                                                                                        ---------------
                                                                                              2,197,186
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 0.9%
           6,504  Brinker International, Inc. ........................................          322,143
             574  Cracker Barrel Old Country Store, Inc. .............................           95,847
                                                                                        ---------------
                                                                                                417,990
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 1.4%
             198  NVR, Inc. (a).......................................................          330,462
           6,021  Tupperware Brands Corp. ............................................          316,825
                                                                                        ---------------
                                                                                                647,287
                                                                                        ---------------

                  IT SERVICES - 2.4%
           2,303  Cardtronics PLC, Class A (a) .......................................          125,675
          29,322  Convergys Corp. ....................................................          720,148
          17,450  Travelport Worldwide Ltd. ..........................................          246,045
                                                                                        ---------------
                                                                                              1,091,868
                                                                                        ---------------

                  MACHINERY - 1.6%
           7,197  Crane Co. ..........................................................          519,048
           7,611  Trinity Industries, Inc. ...........................................          211,281
                                                                                        ---------------
                                                                                                730,329
                                                                                        ---------------

                  MEDIA - 0.9%
           3,725  Cinemark Holdings, Inc. ............................................          142,891
          19,809  New York Times (The) Co., Class A ..................................          263,460
                                                                                        ---------------
                                                                                                406,351
                                                                                        ---------------

                  METALS & MINING - 1.4%
           7,581  Commercial Metals Co. ..............................................          165,114
           5,847  Reliance Steel & Aluminum Co. ......................................          465,071
                                                                                        ---------------
                                                                                                630,185
                                                                                        ---------------

                  MULTI-UTILITIES - 1.5%
          10,203  Avista Corp. .......................................................          408,018
           5,333  Vectren Corp. ......................................................          278,116
                                                                                        ---------------
                                                                                                686,134
                                                                                        ---------------

                  MULTILINE RETAIL - 1.2%
           6,999  Big Lots, Inc. .....................................................          351,420


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MULTILINE RETAIL (CONTINUED)
           3,599  Dillard's, Inc., Class A ...........................................  $       225,621
                                                                                        ---------------
                                                                                                577,041
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.3%
           8,584  CONSOL Energy, Inc. ................................................          156,486
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.2%
           1,677  Nu Skin Enterprises, Inc., Class A .................................           80,127
                                                                                        ---------------

                  PHARMACEUTICALS - 4.0%
           6,054  Johnson & Johnson (b)...............................................          697,481
          11,204  Merck & Co., Inc. (b)...............................................          659,580
          14,773  Pfizer, Inc. (b)....................................................          479,827
                                                                                        ---------------
                                                                                              1,836,888
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 0.2%
           1,202  ManpowerGroup, Inc. ................................................          106,822
                                                                                        ---------------

                  ROAD & RAIL - 3.1%
           1,269  AMERCO .............................................................          469,010
           9,284  Union Pacific Corp. ................................................          962,565
                                                                                        ---------------
                                                                                              1,431,575
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.9%
          35,002  Intel Corp. (b).....................................................        1,269,522
          13,692  QUALCOMM, Inc. (b)..................................................          892,718
          10,278  Tessera Holding Corp. ..............................................          454,288
           7,747  Texas Instruments, Inc. (b).........................................          565,299
                                                                                        ---------------
                                                                                              3,181,827
                                                                                        ---------------

                  SOFTWARE - 1.5%
          18,680  Oracle Corp. .......................................................          718,246
                                                                                        ---------------

                  SPECIALTY RETAIL - 3.4%
           4,380  Aaron's, Inc. ......................................................          140,116
           9,902  American Eagle Outfitters, Inc. ....................................          150,213
           5,951  Children's Place (The), Inc. .......................................          600,754
           3,792  GameStop Corp., Class A ............................................           95,786
           2,448  Home Depot (The), Inc. (b)..........................................          328,228
           1,740  Lowe's Cos., Inc. ..................................................          123,749
           5,631  Michaels (The) Cos., Inc. (a).......................................          115,154
                                                                                        ---------------
                                                                                              1,554,000
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.8%
          11,118  Apple, Inc. (b).....................................................        1,287,687
                                                                                        ---------------

                  TOBACCO - 0.8%
          16,063  Vector Group Ltd. ..................................................          365,273
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.4%
           3,115  GATX Corp. .........................................................          191,822
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES - 0.6%
          33,717  Sprint Corp. (a)....................................................  $       283,897
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................       45,787,369
                  (Cost $42,787,036)                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS - 0.5%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 0.2%
           3,110  Hospitality Properties Trust .......................................           98,712
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.3%
           6,515  AGNC Investment Corp. ..............................................          118,117
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          216,829
                  (Cost $213,429)                                                       ---------------

                  TOTAL INVESTMENTS - 99.3% ..........................................       46,004,198
                  (Cost $43,000,465) (c)                                                ---------------


   NUMBER OF
   CONTRACTS                                  DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
OPTIONS WRITTEN - (1.4%)

                  S&P 500 Index Calls
              22  @ $2,200.00 due January 2017........................................         (115,896)
               7  @  2,250.00 due January 2017........................................          (12,894)
              15  @  2,150.00 due February 2017.......................................         (154,650)
              22  @  2,200.00 due February 2017.......................................         (142,780)
              18  @  2,225.00 due February 2017.......................................          (81,180)
              18  @  2,225.00 due March 2017..........................................         (109,800)
               6  @  2,300.00 due March 2017..........................................          (12,150)
                                                                                        ---------------
                  TOTAL OPTIONS WRITTEN ..............................................         (629,350)
                  (Premiums received $281,054)                                          ---------------

                  NET OTHER ASSETS AND LIABILITIES - 2.1% ............................          993,417
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    46,368,265
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) All or a portion of this security is pledged to cover index options written.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,496,484 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $492,751.


                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    45,787,369  $  45,787,369  $            --  $           --
Real Estate Investment Trusts*................          216,829        216,829               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    46,004,198  $  46,004,198  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Options Written...............................  $      (629,350) $    (629,350) $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.



                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 97.8%

                  AEROSPACE & DEFENSE - 2.1%
             107  Boeing (The) Co. ...................................................  $        16,658
             466  DigitalGlobe, Inc. (a)..............................................           13,351
             337  Huntington Ingalls Industries, Inc. (b).............................           62,072
             316  Spirit AeroSystems Holdings, Inc., Class A .........................           18,438
                                                                                        ---------------
                                                                                                110,519
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 2.2%
           1,021  United Parcel Service, Inc., Class B (b)............................          117,047
                                                                                        ---------------

                  AIRLINES - 4.8%
             237  Allegiant Travel Co. ...............................................           39,437
           1,234  Delta Air Lines, Inc. ..............................................           60,700
           1,309  Hawaiian Holdings, Inc. (a).........................................           74,613
           2,810  JetBlue Airways Corp. (a)...........................................           63,000
             236  Spirit Airlines, Inc. (a)...........................................           13,655
                                                                                        ---------------
                                                                                                251,405
                                                                                        ---------------

                  AUTO COMPONENTS - 3.8%
           1,590  Cooper Tire & Rubber Co. ...........................................           61,772
             841  Gentex Corp. .......................................................           16,559
             905  Lear Corp. (b)......................................................          119,795
                                                                                        ---------------
                                                                                                198,126
                                                                                        ---------------

                  AUTOMOBILES - 0.6%
             315  Thor Industries, Inc. ..............................................           31,516
                                                                                        ---------------

                  BANKS - 2.5%
           1,935  CIT Group, Inc. ....................................................           82,586
             817  Citigroup, Inc. ....................................................           48,554
                                                                                        ---------------
                                                                                                131,140
                                                                                        ---------------

                  BIOTECHNOLOGY - 4.3%
             450  Amgen, Inc. (b).....................................................           65,794
           1,657  Gilead Sciences, Inc. (b)...........................................          118,658
             291  United Therapeutics Corp. (a).......................................           41,738
                                                                                        ---------------
                                                                                                226,190
                                                                                        ---------------

                  CAPITAL MARKETS - 4.1%
             345  Artisan Partners Asset Management, Inc., Class A ...................           10,264
           3,467  BGC Partners, Inc., Class A ........................................           35,467
             275  Goldman Sachs Group (The), Inc. ....................................           65,849
           1,235  Thomson Reuters Corp. ..............................................           54,068
           2,471  Waddell & Reed Financial, Inc., Class A ............................           48,209
                                                                                        ---------------
                                                                                                213,857
                                                                                        ---------------

                  CHEMICALS - 2.8%
           1,225  Dow Chemical (The) Co. (b)..........................................           70,095
             136  Stepan Co. .........................................................           11,081
           1,084  Trinseo S.A. .......................................................           64,281
                                                                                        ---------------
                                                                                                145,457
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  COMMERCIAL SERVICES & SUPPLIES - 2.3%
             521  Deluxe Corp. .......................................................  $        37,309
             309  Herman Miller, Inc. ................................................           10,568
             527  UniFirst Corp. .....................................................           75,703
                                                                                        ---------------
                                                                                                123,580
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 3.4%
           4,537  Cisco Systems, Inc. (b).............................................          137,108
             459  InterDigital, Inc. .................................................           41,930
                                                                                        ---------------
                                                                                                179,038
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 0.7%
             491  EMCOR Group, Inc. ..................................................           34,743
                                                                                        ---------------

                  CONSUMER FINANCE - 1.8%
           1,249  American Express Co. ...............................................           92,526
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 2.3%
           1,327  Packaging Corp. of America .........................................          112,556
             192  Sonoco Products Co. ................................................           10,119
                                                                                        ---------------
                                                                                                122,675
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 1.9%
             197  Graham Holdings Co., Class B .......................................          100,854
                                                                                        ---------------

                  ELECTRIC UTILITIES - 3.3%
           4,645  Hawaiian Electric Industries, Inc. .................................          153,610
             186  NextEra Energy, Inc. ...............................................           22,220
                                                                                        ---------------
                                                                                                175,830
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
             130  Tech Data Corp. (a).................................................           11,008
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 3.2%
             254  Dril-Quip, Inc. (a).................................................           15,253
           6,070  Noble Corp. PLC ....................................................           35,934
           1,534  Oceaneering International, Inc. ....................................           43,274
           3,807  Rowan Cos., PLC, Class A (a) .......................................           71,914
                                                                                        ---------------
                                                                                                166,375
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 4.8%
             289  Casey's General Stores, Inc. .......................................           34,356
           1,046  CVS Health Corp. ...................................................           82,540
           1,997  Wal-Mart Stores, Inc. (b)...........................................          138,033
                                                                                        ---------------
                                                                                                254,929
                                                                                        ---------------

                  FOOD PRODUCTS - 3.6%
           2,002  Dean Foods Co. .....................................................           43,604
           1,724  Pilgrim's Pride Corp. ..............................................           32,739
             137  Post Holdings, Inc. (a).............................................           11,013
           1,067  Sanderson Farms, Inc. ..............................................          100,554
                                                                                        ---------------
                                                                                                187,910
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  GAS UTILITIES - 3.4%
             601  Southwest Gas Holdings, Inc. .......................................  $        46,049
           2,895  UGI Corp. ..........................................................          133,401
                                                                                        ---------------
                                                                                                179,450
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 4.7%
             312  Envision Healthcare Corp. (a).......................................           19,746
             475  Express Scripts Holding Co. (a).....................................           32,675
             637  UnitedHealth Group, Inc. (b)........................................          101,946
             672  WellCare Health Plans, Inc. (a).....................................           92,118
                                                                                        ---------------
                                                                                                246,485
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 0.9%
             730  Brinker International, Inc. ........................................           36,157
              65  Cracker Barrel Old Country Store, Inc. .............................           10,854
                                                                                        ---------------
                                                                                                 47,011
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 1.4%
              22  NVR, Inc. (a).......................................................           36,718
             676  Tupperware Brands Corp. ............................................           35,571
                                                                                        ---------------
                                                                                                 72,289
                                                                                        ---------------

                  IT SERVICES - 2.3%
             259  Cardtronics PLC, Class A (a)........................................           14,134
           3,291  Convergys Corp. ....................................................           80,827
           1,959  Travelport Worldwide Ltd. ..........................................           27,622
                                                                                        ---------------
                                                                                                122,583
                                                                                        ---------------

                  MACHINERY - 1.6%
             809  Crane Co. ..........................................................           58,345
             855  Trinity Industries, Inc. ...........................................           23,735
                                                                                        ---------------
                                                                                                 82,080
                                                                                        ---------------

                  MEDIA - 0.9%
             419  Cinemark Holdings, Inc. ............................................           16,073
           2,229  New York Times (The) Co., Class A ..................................           29,646
                                                                                        ---------------
                                                                                                 45,719
                                                                                        ---------------

                  METALS & MINING - 1.3%
             851  Commercial Metals Co. ..............................................           18,535
             656  Reliance Steel & Aluminum Co. ......................................           52,178
                                                                                        ---------------
                                                                                                 70,713
                                                                                        ---------------

                  MULTI-UTILITIES - 1.5%
           1,145  Avista Corp. .......................................................           45,788
             599  Vectren Corp. ......................................................           31,238
                                                                                        ---------------
                                                                                                 77,026
                                                                                        ---------------

                  MULTILINE RETAIL - 1.2%
             786  Big Lots, Inc. .....................................................           39,465


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MULTILINE RETAIL (CONTINUED)
             404  Dillard's, Inc., Class A ...........................................  $        25,327
                                                                                        ---------------
                                                                                                 64,792
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.3%
             965  CONSOL Energy, Inc. ................................................           17,592
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.2%
             189  Nu Skin Enterprises, Inc., Class A .................................            9,030
                                                                                        ---------------

                  PHARMACEUTICALS - 3.9%
             680  Johnson & Johnson (b)...............................................           78,343
           1,257  Merck & Co., Inc. (b)...............................................           74,000
           1,659  Pfizer, Inc. (b)....................................................           53,884
                                                                                        ---------------
                                                                                                206,227
                                                                                        ---------------

                  PROFESSIONAL SERVICES - 0.2%
             135  ManpowerGroup, Inc. ................................................           11,997
                                                                                        ---------------

                  ROAD & RAIL - 3.1%
             142  AMERCO .............................................................           52,482
           1,044  Union Pacific Corp. ................................................          108,242
                                                                                        ---------------
                                                                                                160,724
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
           3,929  Intel Corp. (b).....................................................          142,505
           1,537  QUALCOMM, Inc. (b)..................................................          100,213
           1,152  Tessera Holding Corp. ..............................................           50,918
             869  Texas Instruments, Inc. (b).........................................           63,411
                                                                                        ---------------
                                                                                                357,047
                                                                                        ---------------

                  SOFTWARE - 1.5%
           2,097  Oracle Corp. .......................................................           80,630
                                                                                        ---------------

                  SPECIALTY RETAIL - 3.3%
             491  Aaron's, Inc. ......................................................           15,707
           1,109  American Eagle Outfitters, Inc. ....................................           16,824
             667  Children's Place (The), Inc. .......................................           67,334
             426  GameStop Corp., Class A ............................................           10,761
             275  Home Depot (The), Inc. (b)..........................................           36,872
             195  Lowe's Cos., Inc. ..................................................           13,868
             632  Michaels (The) Cos., Inc. (a).......................................           12,924
                                                                                        ---------------
                                                                                                174,290
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.8%
           1,249  Apple, Inc. (b).....................................................          144,659
                                                                                        ---------------

                  TOBACCO - 0.8%
           1,804  Vector Group Ltd. ..................................................           41,023
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.4%
             350  GATX Corp. .........................................................           21,553
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES - 0.6%
           3,784  Sprint Corp. (a)....................................................  $        31,861
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        5,139,506
                                                                                        ---------------
                  (Cost $4,797,478)


REAL ESTATE INVESTMENT TRUSTS - 0.5%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 0.2%
             349  Hospitality Properties Trust .......................................           11,077
                                                                                        ---------------

                  MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.3%
             731  AGNC Investment Corp. ..............................................           13,253
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................           24,330
                  (Cost $23,595)                                                        ---------------


   NUMBER OF
   CONTRACTS                                  DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
OPTIONS PURCHASED - 0.2%

                  S&P 500 Index Puts
               3  @ $2,000.00 due March 2017..........................................            3,600
               1  @  1,900.00 due June 2017...........................................            2,360
               2  @  2,000.00 due June 2017...........................................            6,860
                                                                                        ---------------
                  TOTAL PUT OPTIONS PURCHASED ........................................           12,820
                  (Cost $14,938)                                                        ---------------

                  TOTAL INVESTMENTS - 98.5% ..........................................        5,176,656
                  (Cost $4,836,011) (c)                                                 ---------------

OPTIONS WRITTEN - (1.0%)

                  S&P 500 Index Calls
               2  @  2,200.00 due January 2017........................................          (10,536)
               1  @  2,250.00 due January 2017........................................           (1,842)
               1  @  2,150.00 due February 2017.......................................          (10,310)
               1  @  2,200.00 due February 2017.......................................           (6,490)
               1  @  2,225.00 due February 2017.......................................           (4,510)
               1  @  2,225.00 due March 2017..........................................           (6,100)
               4  @  2,300.00 due March 2017..........................................           (8,100)
                                                                                        ---------------
                                                                                                (47,888)
                                                                                        ---------------
                  S&P 500 Index Puts
               2  @  1,800.00 due June 2017...........................................           (3,140)
                                                                                        ---------------
                  TOTAL OPTIONS WRITTEN ..............................................          (51,028)
                  (Premiums received $34,271)                                           ---------------

                  NET OTHER ASSETS AND LIABILITIES - 2.5% ............................          130,258
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     5,255,886
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) All or a portion of this security is pledged to cover index options written.


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $430,515 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $89,870.


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     5,139,506  $   5,139,506  $            --  $           --
Real Estate Investment Trusts*................           24,330         24,330               --              --
Options Purchased.............................           12,820         12,820               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     5,176,656  $   5,176,656  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Options Written...............................  $       (51,028) $     (51,028) $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.0%

                  AEROSPACE & DEFENSE - 8.1%
           8,384  Boeing (The) Co. ...................................................  $     1,305,221
           7,428  General Dynamics Corp. .............................................        1,282,518
           7,104  Huntington Ingalls Industries, Inc. ................................        1,308,486
           9,133  Raytheon Co. .......................................................        1,296,886
                                                                                        ---------------
                                                                                              5,193,111
                                                                                        ---------------

                  AIRLINES - 4.0%
          14,592  Alaska Air Group, Inc. .............................................        1,294,748
          25,937  Southwest Airlines Co. .............................................        1,292,700
                                                                                        ---------------
                                                                                              2,587,448
                                                                                        ---------------

                  BANKS - 8.1%
          57,151  Bank of America Corp. ..............................................        1,263,037
          15,251  JPMorgan Chase & Co. ...............................................        1,316,009
          11,279  PNC Financial Services Group, Inc. .................................        1,319,192
          23,418  Wells Fargo & Co. ..................................................        1,290,566
                                                                                        ---------------
                                                                                              5,188,804
                                                                                        ---------------

                  BIOTECHNOLOGY - 3.9%
           8,677  Amgen, Inc. ........................................................        1,268,664
          17,482  Gilead Sciences, Inc. ..............................................        1,251,886
                                                                                        ---------------
                                                                                              2,520,550
                                                                                        ---------------

                  CAPITAL MARKETS - 6.0%
          11,586  Ameriprise Financial, Inc. .........................................        1,285,351
          30,334  Morgan Stanley .....................................................        1,281,611
          16,472  State Street Corp. .................................................        1,280,204
                                                                                        ---------------
                                                                                              3,847,166
                                                                                        ---------------

                  CHEMICALS - 2.0%
          22,316  Westlake Chemical Corp. ............................................        1,249,473
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 8.1%
         104,037  Brocade Communications Systems, Inc. ...............................        1,299,422
          42,376  Cisco Systems, Inc. ................................................        1,280,603
          45,752  Juniper Networks, Inc. .............................................        1,292,951
          15,537  Motorola Solutions, Inc. ...........................................        1,287,862
                                                                                        ---------------
                                                                                              5,160,838
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 2.0%
           9,601  Rockwell Automation, Inc. ..........................................        1,290,375
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.0%
          18,575  TE Connectivity, Ltd. ..............................................        1,286,876
                                                                                        ---------------

                  FOOD PRODUCTS - 2.0%
          27,870  Archer-Daniels-Midland Co. .........................................        1,272,266
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 4.0%
          10,224  Aetna, Inc. ........................................................        1,267,878


                        See Notes to Portfolio of Investments

FIRST TRUST RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
           8,914  Anthem, Inc. .......................................................  $     1,281,566
                                                                                        ---------------
                                                                                              2,549,444
                                                                                        ---------------

                  INSURANCE - 16.1%
           9,769  Chubb Ltd. .........................................................        1,290,680
           6,047  Everest Re Group, Ltd. .............................................        1,308,571
          27,188  Hartford Financial Services (The) Group, Inc. ......................        1,295,508
          19,512  Lincoln National Corp. .............................................        1,293,060
          23,826  MetLife, Inc. ......................................................        1,283,983
          22,410  Principal Financial Group, Inc. ....................................        1,296,643
          12,250  Prudential Financial, Inc. .........................................        1,274,735
          10,657  Travelers (The) Cos., Inc. .........................................        1,304,630
                                                                                        ---------------
                                                                                             10,347,810
                                                                                        ---------------

                  IT SERVICES - 3.9%
          10,534  Accenture PLC, Class A .............................................        1,233,847
          21,504  Computer Sciences Corp. ............................................        1,277,768
                                                                                        ---------------
                                                                                              2,511,615
                                                                                        ---------------

                  MEDIA - 2.0%
          15,032  Omnicom Group, Inc. ................................................        1,279,374
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 2.0%
          19,060  Valero Energy Corp. ................................................        1,302,179
                                                                                        ---------------

                  PHARMACEUTICALS - 2.0%
          11,186  Johnson & Johnson ..................................................        1,288,739
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.1%
          39,844  Applied Materials, Inc. ............................................        1,285,766
          35,693  Intel Corp. ........................................................        1,294,585
          12,401  LAM Research Corp. .................................................        1,311,158
          16,865  Skyworks Solutions, Inc. ...........................................        1,259,141
          17,777  Texas Instruments, Inc. ............................................        1,297,187
                                                                                        ---------------
                                                                                              6,447,837
                                                                                        ---------------

                  SPECIALTY RETAIL - 7.7%
          27,548  Best Buy Co., Inc. .................................................        1,175,473
          50,969  GameStop Corp., Class A ............................................        1,287,477
          54,118  Gap (The), Inc. ....................................................        1,214,408
          16,873  TJX (The) Cos., Inc. ...............................................        1,267,669
                                                                                        ---------------
                                                                                              4,945,027
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.0%
          11,175  Apple, Inc. ........................................................        1,294,289
          86,016  HP, Inc. ...........................................................        1,276,477
                                                                                        ---------------
                                                                                              2,570,766
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 2.0%
          24,097  VF Corp. ...........................................................        1,285,575
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


                                              DESCRIPTION                                    VALUE
                  --------------------------------------------------------------------  ---------------
                  TOTAL INVESTMENTS - 100.0% .........................................  $    64,125,273
                  (Cost $60,335,588) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.0% ............................           27,503
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    64,152,776
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,610,396 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $820,711.


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    64,125,273  $  64,125,273  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 99.8%

                  CAPITAL MARKETS* - 99.8%
       6,383,339  First Trust Dow Jones Internet Index Fund (a).......................  $   509,581,952
      32,946,779  First Trust Energy AlphaDEX(R) Fund ................................      543,951,321
      15,936,767  First Trust Industrials/Producer Durables AlphaDEX(R) Fund .........      524,000,899
       9,879,648  First Trust NASDAQ-100-Technology Sector Index Fund ................      520,262,264
      20,045,702  First Trust Utilities AlphaDEX(R) Fund .............................      535,821,615
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................    2,633,618,051
                  (Cost $2,409,969,419) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................        5,750,654
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $ 2,639,368,705
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $223,648,632 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

* Represents investments in affiliated funds.


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                      LEVEL 2         LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  --------------
Exchange-Traded Funds**.......................  $ 2,633,618,051  $ 2,633,618,051  $            --  $           --
                                                ===============  ===============  ===============  ==============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  BANKS - 5.7%
          17,233  1st Source Corp. ...................................................  $       769,626
          30,453  Associated Banc-Corp ...............................................          752,189
          60,055  First Commonwealth Financial Corp. .................................          851,580
          27,604  First Financial Bancorp ............................................          785,334
          14,757  First Financial Corp. ..............................................          779,169
          21,945  First Merchants Corp. ..............................................          826,229
          30,791  First Midwest Bancorp, Inc. ........................................          776,857
          41,293  Fulton Financial Corp. .............................................          776,308
          17,109  Lakeland Financial Corp. ...........................................          810,282
          42,491  Old National Bancorp ...............................................          771,212
                                                                                        ---------------
                                                                                              7,898,786
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 10.5%
          75,399  Clean Harbors, Inc. (a).............................................        4,195,954
         147,032  Heritage-Crystal Clean, Inc. (a)....................................        2,308,402
          94,759  Tetra Tech, Inc. ...................................................        4,088,851
          82,130  US Ecology, Inc. ...................................................        4,036,690
                                                                                        ---------------
                                                                                             14,629,897
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 33.8%
          62,785  Argan, Inc. ........................................................        4,429,482
         126,267  Comfort Systems USA, Inc. ..........................................        4,204,691
          41,647  Dycom Industries, Inc. (a)..........................................        3,343,838
          61,841  EMCOR Group, Inc. ..................................................        4,375,869
          79,417  Granite Construction, Inc. .........................................        4,367,935
         119,183  MasTec, Inc. (a)....................................................        4,558,750
         118,717  MYR Group, Inc. (a).................................................        4,473,256
         113,172  NV5 Global, Inc. (a)................................................        3,779,945
         177,581  Primoris Services Corp. ............................................        4,045,295
         126,848  Quanta Services, Inc. (a)...........................................        4,420,653
         185,847  Tutor Perini Corp. (a)..............................................        5,203,716
                                                                                        ---------------
                                                                                             47,203,430
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 14.1%
          65,729  AZZ, Inc. ..........................................................        4,200,083
          99,834  Encore Wire Corp. ..................................................        4,327,804
          96,648  Generac Holdings, Inc. (a)..........................................        3,937,440
          34,329  Hubbell, Inc. ......................................................        4,006,194
         331,219  LSI Industries, Inc. ...............................................        3,226,073
                                                                                        ---------------
                                                                                             19,697,594
                                                                                        ---------------

                  MACHINERY - 35.8%
          90,630  American Railcar Industries, Inc. ..................................        4,104,633
         202,255  Blue Bird Corp. (a).................................................        3,124,840
         110,450  Douglas Dynamics, Inc. .............................................        3,716,643
         272,570  Federal Signal Corp. ...............................................        4,254,818
         114,576  Global Brass & Copper Holdings, Inc. ...............................        3,929,957
          99,590  Greenbrier Cos (The), Inc. .........................................        4,137,964
         283,436  Mueller Water Products, Inc. .......................................        3,772,533
          90,265  Navistar International Corp. (a)....................................        2,831,613


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
          66,431  Oshkosh Corp. ......................................................  $     4,292,107
          49,565  RBC Bearings, Inc. (a)..............................................        4,600,128
         143,226  Supreme Industries, Inc. ...........................................        2,248,648
         202,495  TriMas Corp. (a)....................................................        4,758,632
         263,248  Wabash National Corp. ..............................................        4,164,583
                                                                                        ---------------
                                                                                             49,937,099
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................      139,366,806
                  (Cost $132,498,747) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................          135,623
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   139,502,429
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,626,649 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $758,590.


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   139,366,806  $ 139,366,806  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 92.5%

                  BANKS - 6.8%
           8,141  Bank of Hawaii Corp. ...............................................  $       722,025
          20,942  CVB Financial Corp. ................................................          480,200
           4,512  NBT Bancorp, Inc. ..................................................          188,963
           5,755  WesBanco, Inc. .....................................................          247,810
                                                                                        ---------------
                                                                                              1,638,998
                                                                                        ---------------

                  CAPITAL MARKETS - 3.2%
          27,061  Federated Investors, Inc., Class B .................................          765,285
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 0.8%
           4,672  McGrath RentCorp ...................................................          183,096
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 3.0%
          23,820  Cisco Systems, Inc. ................................................          719,840
                                                                                        ---------------

                  DISTRIBUTORS - 3.0%
           7,455  Genuine Parts Co. ..................................................          712,251
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 1.1%
           2,955  Capella Education Co. ..............................................          259,449
                                                                                        ---------------

                  ELECTRIC UTILITIES - 9.0%
          10,684  ALLETE, Inc. .......................................................          685,806
          23,798  Hawaiian Electric Industries, Inc. .................................          787,000
          17,384  Xcel Energy, Inc. ..................................................          707,529
                                                                                        ---------------
                                                                                              2,180,335
                                                                                        ---------------

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 3.1%
           3,328  Public Storage .....................................................          743,808
                                                                                        ---------------

                  FOOD PRODUCTS - 3.8%
          46,287  Flowers Foods, Inc. ................................................          924,351
                                                                                        ---------------

                  GAS UTILITIES - 4.1%
           4,680  Northwest Natural Gas Co. ..........................................          279,864
           9,261  Southwest Gas Holdings Inc. ........................................          709,578
                                                                                        ---------------
                                                                                                989,442
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 3.2%
          21,713  Owens & Minor, Inc. ................................................          766,252
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 7.0%
          15,101  Carnival Corp. .....................................................          786,158
           5,387  Cracker Barrel Old Country Store, Inc. .............................          899,521
                                                                                        ---------------
                                                                                              1,685,679
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 3.0%
          14,814  Garmin Ltd. ........................................................          718,331
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 2.9%
           8,292  Procter & Gamble (The) Co. .........................................          697,191
                                                                                        ---------------

                  INSURANCE - 6.3%
          14,225  Arthur J. Gallagher & Co. ..........................................          739,131


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  INSURANCE (CONTINUED)
          13,563  Principal Financial Group, Inc. ....................................  $       784,755
                                                                                        ---------------
                                                                                              1,523,886
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 0.6%
           6,825  PetMed Express, Inc. ...............................................          157,453
                                                                                        ---------------

                  IT SERVICES - 3.2%
          12,876  Paychex, Inc. ......................................................          783,891
                                                                                        ---------------

                  LEISURE PRODUCTS - 2.9%
           8,847  Hasbro, Inc. .......................................................          688,208
                                                                                        ---------------

                  MULTI-UTILITIES - 8.2%
          13,821  Avista Corp. .......................................................          552,702
           9,653  Consolidated Edison, Inc. ..........................................          711,233
          12,127  WEC Energy Group, Inc. .............................................          711,248
                                                                                        ---------------
                                                                                              1,975,183
                                                                                        ---------------

                  MULTILINE RETAIL - 3.2%
          10,697  Target Corp. .......................................................          772,644
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 1.0%
           7,537  Pembina Pipeline Corp. .............................................          236,059
                                                                                        ---------------

                  PHARMACEUTICALS - 3.3%
          19,457  Sanofi, ADR ........................................................          786,841
                                                                                        ---------------

                  SOFTWARE - 3.2%
          12,575  Microsoft Corp. ....................................................          781,411
                                                                                        ---------------

                  SPECIALTY RETAIL - 0.8%
           6,608  Cato Corp., Class A ................................................          198,769
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 5.8%
          20,203  Coach, Inc. ........................................................          707,509
          12,978  VF Corp. ...........................................................          692,376
                                                                                        ---------------
                                                                                              1,399,885
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................       22,288,538
                  (Cost $20,970,631)                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS - 7.4%

                  EQUITY REAL ESTATE INVESTMENT TRUSTS - 7.4%
           8,412  Life Storage, Inc. .................................................          717,207
           8,183  LTC Properties, Inc. ...............................................          384,438
           9,094  National Health Investors, Inc. ....................................          674,502
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................        1,776,147
                  (Cost $1,842,004)                                                     ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


                                              DESCRIPTION                                    VALUE
                  --------------------------------------------------------------------  ---------------
                  TOTAL INVESTMENTS - 99.9% ..........................................  $    24,064,685
                  (Cost $22,812,635) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................           12,628
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    24,077,313
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,731,701 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $479,651.

ADR   American Depositary Receipt


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    22,288,538  $  22,288,538  $            --  $           --
Real Estate Investment Trusts*................        1,776,147      1,776,147               --              --
                                                ---------------  -------------  ---------------  --------------

Total Investments.............................  $    24,064,685  $  24,064,685  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 99.8%

                  CAPITAL MARKETS* - 99.8%
       5,261,069  First Trust Brazil AlphaDEX(R) Fund ................................  $    71,918,813
       2,481,670  First Trust Chindia ETF ............................................       67,824,041
       1,982,700  First Trust Germany AlphaDEX(R) Fund ...............................       72,090,972
       3,961,182  First Trust Latin America AlphaDEX(R) Fund .........................       73,717,597
       1,837,098  First Trust Switzerland AlphaDEX(R) Fund ...........................       74,990,341
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................      360,541,764
                  (Cost $377,430,505) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................          565,056
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   361,106,820
                                                                                        ===============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,928,470 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,817,211.

* Represents investments in affiliated funds.


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Exchange-Traded Funds**.......................  $   360,541,764  $ 360,541,764  $            --  $           --
                                                ===============  =============  ===============  ==============


** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT DYNAMIC FOCUS 5 ETF (FVC)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 99.8%

                  CAPITAL MARKETS* - 99.8%
         612,832  First Trust Dow Jones Internet Index Fund (a).......................  $    48,922,379
       3,163,051  First Trust Energy AlphaDEX(R) Fund ................................       52,221,972
       1,530,008  First Trust Industrials/Producer Durables AlphaDEX(R) Fund .........       50,306,663
         948,493  First Trust NASDAQ-100-Technology Sector Index Fund ................       49,947,641
       1,924,484  First Trust Utilities AlphaDEX(R) Fund .............................       51,441,457
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.8% ..........................................      252,840,112
                  (Cost $239,875,315) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.2% ............................          477,136
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   253,317,248
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,964,797 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

* Represents investments in affiliated funds.


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Exchange-Traded Funds**.......................  $   252,840,112  $ 252,840,112  $            --  $           --
                                                ===============  =============  ===============  ==============


** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           DECEMBER 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eighteen exchange-traded funds (each a "Fund" and collectively, the "Funds"). This report covers the eleven funds listed below.

      First Trust NASDAQ Technology Dividend Index Fund - (The Nasdaq Stock Market LLC ("Nasdaq") ticker "TDIV")

      Multi-Asset Diversified Income Index Fund - (Nasdaq ticker "MDIV")

      International Multi-Asset Diversified Income Index Fund - (Nasdaq ticker "YDIV")

      First Trust High Income ETF - (Nasdaq ticker "FTHI")

      First Trust Low Beta Income ETF - (Nasdaq ticker "FTLB")

      First Trust Rising Dividend Achievers ETF - (Nasdaq ticker "RDVY")(1)

      First Trust Dorsey Wright Focus 5 ETF - (Nasdaq ticker "FV")

      First Trust RBA American Industrial Renaissance(R) ETF - (Nasdaq ticker "AIRR")

      First Trust RBA Quality Income ETF - (Nasdaq ticker "QINC")

      First Trust Dorsey Wright International Focus 5 ETF - (Nasdaq ticker
      "IFV")

      First Trust Dorsey Wright Dynamic Focus 5 ETF - (Nasdaq ticker "FVC")

      (1) Effective December 13, 2016, First Trust NASDAQ Rising Dividend Achievers ETF changed its name to First Trust Rising Dividend Achievers ETF. The Fund's ticker symbol was not changed.

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

    Common stocks, real estate investment trusts, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

    Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

    Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

    U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust's Board of Trustees.

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           DECEMBER 31, 2016 (UNAUDITED)


    Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)  the credit conditions in the relevant market and changes thereto;

      2)  the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)  the type of security;

      2)  the size of the holding;

      3)  the initial cost of the security;

      4)  transactions in comparable securities;

      5)  price quotes from dealers and/or third-party pricing services;

      6)  relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)  an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)  ADR trading of similar securities;

      3)  closed-end fund trading of similar securities;

      4)  foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)  factors relating to the event that precipitated the pricing problem;

      7)  whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           DECEMBER 31, 2016 (UNAUDITED)


The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o   Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2016, is included with each Fund's Portfolio of Investments.

B. OPTIONS CONTRACTS

FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the Standard & Poor's 500(R) Index (the "Index") to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options or put options ("options") on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options written (sold) by FTHI and FTLB will either be exercised, expire or be cancelled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option's strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by each fund will, in this case, be treated as short-term capital gain on the expiration date of the option.

The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option's expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           DECEMBER 31, 2016 (UNAUDITED)


cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

FTLB may also purchase U.S. exchange-traded call or put options on the Index to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option.

If FTLB elects to exercise a call or put option on the Index, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. AFFILIATED TRANSACTIONS

MDIV, FV, IFV and FVC invest in securities of affiliated funds. Each Fund's investment performance and risks are related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in MDIV at December 31, 2016, and for the fiscal year-to-date period (October 1, 2016 to December 31, 2016) are:

                                                            SHARE ACTIVITY
                                       -------------------------------------------------------
                                       BALANCE AT                                 BALANCE AT       VALUE AT
SECURITY NAME                          9/30/2016     PURCHASES       SALES        12/31/2016      12/31/2016
------------------------------------   -----------  ------------  ------------   ------------   --------------
First Trust Tactical High Yield ETF     3,532,556       130,316       (251,351)    3,411,521    $  164,537,658
                                                                                                --------------


Amounts relating to these investments in FV at December 31, 2016, and for the fiscal year-to-date period (October 1, 2016 to December 31, 2016) are:

                                                            SHARE ACTIVITY
                                       -------------------------------------------------------
                                       BALANCE AT                                 BALANCE AT       VALUE AT
SECURITY NAME                          9/30/2016     PURCHASES       SALES        12/31/2016      12/31/2016
------------------------------------   -----------  ------------  ------------   ------------   --------------
First Trust Consumer Discretionary
    AlphaDEX(R) Fund                   16,498,851        38,376    (16,537,227)            -    $            -
First Trust Consumer Staples
    AlphaDEX(R) Fund                   12,511,664       494,047    (13,005,711)            -                 -
First Trust Dow Jones Internet
    Index Fund                          8,479,711       104,891     (2,201,263)    6,383,339       509,581,952
First Trust Energy AlphaDEX(R) Fund    39,461,135     2,410,158     (8,924,514)   32,946,779       543,951,321
First Trust Industrials/Producer
    Durables AlphaDEX(R) Fund                   -    16,798,787       (862,020)   15,936,767       524,000,899
First Trust NASDAQ-100-Technology
    Sector Index Fund                           -    10,944,367     (1,064,719)    9,879,648       520,262,264
First Trust Utilities AlphaDEX(R)
    Fund                               22,551,407     1,031,959     (3,537,664)   20,045,702       535,821,615
                                                                                                --------------
                                                                                                $2,633,618,051
                                                                                                ==============

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           DECEMBER 31, 2016 (UNAUDITED)


Amounts relating to these investments in IFV at December 31, 2016, and for the fiscal year-to-date period (October 1, 2016 to December 31, 2016) are:

                                                            SHARE ACTIVITY
                                       -------------------------------------------------------
                                       BALANCE AT                                 BALANCE AT       VALUE AT
SECURITY NAME                          9/30/2016     PURCHASES       SALES        12/31/2016      12/31/2016
------------------------------------   -----------  ------------  ------------   ------------   --------------
First Trust Brazil AlphaDEX(R) Fund     6,389,531        87,185     (1,215,647)    5,261,069      $ 71,918,813
First Trust Chindia ETF                 3,013,970        41,125       (573,425)    2,481,670        67,824,041
First Trust Germany AlphaDEX(R) Fund    2,407,969        32,858       (458,127)    1,982,700        72,090,972
First Trust Latin America AlphaDEX(R)
    Fund                                4,810,821        65,646       (915,285)    3,961,182        73,717,597
First Trust Switzerland AlphaDEX(R)
    Fund                                2,231,140        30,443       (424,485)    1,837,098        74,990,341
                                                                                                --------------
                                                                                                 $ 360,541,764
                                                                                                ==============


Amounts relating to these investments in FVC at December 31, 2016, and for the fiscal year-to-date period (October 1, 2016 to December 31, 2016) are:

                                                            SHARE ACTIVITY
                                       -------------------------------------------------------
                                       BALANCE AT                                 BALANCE AT       VALUE AT
SECURITY NAME                          9/30/2016     PURCHASES       SALES        12/31/2016      12/31/2016
------------------------------------   -----------  ------------  ------------   ------------   --------------
First Trust Consumer Discretionary
    AlphaDEX(R) Fund                    1,266,809       328,206     (1,595,015)            -    $            -
First Trust Consumer Staples
    AlphaDEX(R) Fund                      960,706       257,983     (1,218,689)            -                 -
First Trust Dow Jones Internet
    Index Fund                            651,136       203,170       (241,474)      612,832        48,922,379
First Trust Energy AlphaDEX(R) Fund     3,029,997       935,707       (802,653)    3,163,051        52,221,972
First Trust Industrials/Producer
    Durables AlphaDEX(R) Fund                   -     1,535,794         (5,786)    1,530,008        50,306,663
First Trust NASDAQ-100-Technology
    Sector Index Fund                           -       985,934        (37,441)      948,493        49,947,641
First Trust Utilities AlphaDEX(R)
    Fund                                1,731,592       578,784       (385,892)    1,924,484        51,441,457
                                                                                                --------------
                                                                                                $  252,840,112
                                                                                                ==============

                           3. DERIVATIVE TRANSACTIONS

Written option activity for FTHI for the fiscal year-to-date period (October 1, 2016 to December 31, 2016) was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS        PREMIUMS
--------------------------------------------------------------------------------

Options outstanding at beginning of period...          18       $     61,345
Options Written..............................         231            364,070
Options Expired..............................           -                  -
Options Exercised............................           -                  -
Options Closed...............................        (141)          (144,361)
                                                ---------       ------------
Options outstanding at December 31, 2016.....         108       $    281,054
                                                =========       ============

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           DECEMBER 31, 2016 (UNAUDITED)


Written option activity for FTLB for the fiscal year-to-date period (October 1, 2016 to December 31, 2016) was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS        PREMIUMS
--------------------------------------------------------------------------------

Options outstanding at beginning of period...          12       $     40,344
Options Written..............................          17             38,209
Options Expired..............................          (2)              (564)
Options Exercised............................           -                  -
Options Closed...............................         (14)           (43,718)
                                                ---------       ------------
Options outstanding at December 31, 2016.....          13       $     34,271
                                                =========       ============

During the fiscal year-to-date period ended December 31, 2016, FTLB held purchased options with market values ranging from $160 to $9,045, as measured at each month end.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           DECEMBER 31, 2016 (UNAUDITED)


                             LICENSING INFORMATION

Nasdaq, Nasdaq Inc., NASDAQ Technology Dividend Index(SM), NASDAQ Multi-Asset Diversified Income Index(SM), NASDAQ International Multi-Asset Diversified Income Index(SM), and NASDAQ Rising Dividend Achievers Index, are registered trademarks and service marks of Nasdaq Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

There is no relationship between Dorsey Wright & Associates, LLC ("Dorsey Wright") and First Trust Advisors L.P. ("First Trust"), with respect to the First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF or First Trust Dorsey Wright Dynamic Focus 5 ETF, other than a license by Dorsey Wright to First Trust of certain Dorsey Wright trademarks, trade names and indexes for use by First Trust. Such trademarks, trade names and Indexes have been created and developed by Dorsey Wright without regard to and independently of First Trust, its business, its development of these Products, and/or any prospective investor. First Trust has arranged with Dorsey Wright to license the Indexes for possible inclusion in products which First Trust independently develops and promotes. The licensing of any index to First Trust is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor's portfolio should be devoted to any product developed by First Trust with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or First Trust.

Richard Bernstein Advisors LLC ("Licensor"), the Richard Bernstein Advisors Quality Income Index, and the Richard Bernstein Advisors American Industrial Renaissance(R) Index are trademarks of Richard Bernstein Advisors LLC and have been licensed for use for certain purposes by First Trust. First Trust RBA Quality Income ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s). First Trust RBA American Industrial Renaissance(R) ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s).

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VI
             -----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 21, 2017
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 21, 2017
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: February 21, 2017
     -------------------

* Print the name and title of each signing officer under his or her signature.